39837  11/97

        PUTNAM HIGH YIELD TOTAL RETURN FUND (the "fund")

           Prospectus Supplement dated January 9, 1998
              to Prospectus dated October 30, 1997

The information relating to the fund contained in the third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:


                                   Business experience
                      Year         (at least 5 years)
                      -------      -------------------------

Gail S. Attridge      1997         Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since November,
                                   1993. Prior to November, 1993,
                                   Ms. Attridge was an Analyst
                                   at Keystone Custody
                                   International.

Jennifer E. Leichter  1997         Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1987.

Charles G. Pohl       1997         Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1983.